Derivative Instruments - Detailed Information about Financial Instruments under Cash Flow Hedge (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Derivative financial current assets	₩ 8,974	₩ 168,527
Non-current assets:
Derivative financial Non-current assets	139,560	152,633
Derivative financial assets	148,534	321,160
Non-current liabilities:
Derivative financial Non-current liabilities	305,088	302,593
Derivative financial liabilities	305,088	302,593
Held For Trading
Non-current assets:
Derivative financial assets	32,324
Non-current liabilities:
Derivative financial liabilities	(295,876)
Fair value
Current assets:
Derivative financial current assets	116,210
Non-current assets:
Derivative financial Non-current assets		₩ (9,212)
Derivative financial assets	32,324
Non-current liabilities:
Derivative financial liabilities	(295,876)
Contract for difference settlement [member] | Held For Trading
Current assets:
Derivative financial current assets	8,974
Non-current assets:
Derivative financial Non-current assets	21,027
Contract for difference settlement [member] | Fair value
Current assets:
Derivative financial current assets	8,974
Non-current assets:
Derivative financial Non-current assets	21,027
Contingent subscription right [member] | Held For Trading
Non-current assets:
Derivative financial Non-current assets	2,323
Contingent subscription right [member] | Fair value
Non-current assets:
Derivative financial Non-current assets	2,323
Drag along and call option right [member] | Held For Trading
Non-current liabilities:
Derivative financial Non-current liabilities	(295,876)
Drag along and call option right [member] | Fair value
Non-current liabilities:
Derivative financial Non-current liabilities	₩ (295,876)